Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Principal balance	$ 43,442	$ 43,496
Discount	(3,575)
Debentures	39,867	43,496
Interest payable	791	543
Notes and debentures issued	$ 40,658	$ 44,039